Notes to the statement of financial position - Property plant and equipment schedule, depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	€ (387,727)
Impairment Segment Restructuring		€ 10,300
Reclassifications	0
Property, plant and equipment, End of Period	(385,332)	(387,727)
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	291,256	218,319
Currency translation	(14,231)	6,944
Depreciation expense	67,867	58,464
Impairment Segment Restructuring		10,290
Reversal of Impairment Segment Restructuring	(972)
Disposals	(9,793)	(2,761)
Property, plant and equipment, End of Period	334,127	291,256
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	(42,922)
Property, plant and equipment, End of Period	(41,660)	(42,922)
Land | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	446	0
Currency translation	0	0
Depreciation expense	0	0
Impairment Segment Restructuring		446
Reversal of Impairment Segment Restructuring	0
Disposals	0	0
Property, plant and equipment, End of Period	446	446
Land rights and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	(56,429)
Property, plant and equipment, End of Period	(49,718)	(56,429)
Land rights and buildings | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	28,757	22,026
Currency translation	(1,242)	1,312
Depreciation expense	5,776	4,622
Impairment Segment Restructuring		1,107
Reversal of Impairment Segment Restructuring	0
Disposals	(353)	(310)
Reclassifications	(3)
Property, plant and equipment, End of Period	32,935	28,757
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	(249,051)
Property, plant and equipment, End of Period	(248,096)	(249,051)
Plant and machinery | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	247,490	184,408
Currency translation	(12,621)	5,415
Depreciation expense	59,122	51,346
Impairment Segment Restructuring		8,546
Reversal of Impairment Segment Restructuring	(972)
Disposals	(7,444)	(2,225)
Reclassifications	20
Property, plant and equipment, End of Period	285,595	247,490
Other equipment, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	(7,317)
Property, plant and equipment, End of Period	(7,095)	(7,317)
Other equipment, furniture and fixtures | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	14,543	11,885
Currency translation	(368)	217
Depreciation expense	2,969	2,496
Impairment Segment Restructuring		171
Reversal of Impairment Segment Restructuring	0
Disposals	(1,996)	(226)
Reclassifications	(17)
Property, plant and equipment, End of Period	15,131	14,543
Prepayments and constructions in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	(32,008)
Property, plant and equipment, End of Period	(38,763)	(32,008)
Prepayments and constructions in progress | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning of Period	20	0
Currency translation	0	0
Depreciation expense	0	0
Impairment Segment Restructuring		20
Reversal of Impairment Segment Restructuring	0
Disposals	0	0
Property, plant and equipment, End of Period	€ 20	€ 20